30. Financial expenses	12 Months Ended
Dec. 31, 2018
Financial Expenses
Financial expenses
	2018	2017	2016

Financial expenses	(951,439)	(1,009,653)	(1,156,485)
Interest on borrowing and financing	(96,682)	(211,108)	(199,077)
Interest paid to suppliers	(10,906)	(998)	(21,474)
Interest on taxes and fees	(15,409)	(5,712)	(28,944)
Swap interest	(32,424)	(85,362)	(230,642)
Interest on leasing	(266,328)	(257,305)	(246,280)
Monetary adjustment	(340,175)	(278,272)	(269,031)
Discounts granted	(38,858)	(52,683)	(61,082)
Other expenses	(150,657)	(118,213)	(99,955)

The exchange variation for the period relates to borrowing and financing and suppliers in foreign currency. Derivative transactions were used to reduce their effects (Note 36).